Leases - Summary of operating lease expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating lease cost
Amortization of leased asset	$ 154,455	$ 120,053	$ 119,242
Interest on lease liabilities	26,198	26,664	26,932
Total lease expenses	$ 180,653	$ 146,717	$ 146,174